Income Taxes (Schedule Of Deferred Tax Assets Valuation Allowance) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Disclosure [Abstract]
Decrease in valuation allowance	$ 0	$ (8,947)	$ (982)